Acquisition of Diversey Holdings, Inc. - Supplemental Pro Forma of Financial Information (Detail) (Rigid Medical Packaging Business [Member], Diversey [Member], USD $)
In Millions, except Per Share data, unless otherwise specified
12 Months Ended
Dec. 31, 2011
Rigid Medical Packaging Business [Member] | Diversey [Member]
Business Acquisition [Line Items]
Net sales	$ 7,701.4
Operating profit	578.4
Net earnings from continuing operations	$ 100.3
Weighted average number of common shares outstanding:
Basic	190.8
Diluted	209.2
Net earnings per common share:
Basic	$ 0.53
Diluted	$ 0.48